Schedule of statement of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss after income tax	$ (26,016,967)	$ (14,408,346)	$ (20,597,436)
Accrued interest on convertible notes		3,207,497	4,420,225
Movement in present value on consideration payable	242,468
Share-based payments	10,568,351	4,521,599	2,365,384
Prefunded warrants issued in lieu of payments	3,450,915
Convertible notes issued in lieu of payments for services			624,426
Depreciation and amortisation expense	1,066,503	520,697	360,021
Fair value movement of derivatives		(3,400,685)	6,870,729
Finance costs paid	72,030	55,429	52,507
Decrease in trade and other receivables	42,325	372,389	506,737
(Increase)/decrease in other assets	(610)	(189,621)	33,091
Increase/(decrease) in trade and other payables	2,220,940	100,719	(153,292)
Increase /(decrease) in net deferred revenue	9,093	(174,290)	(121,453)
Increase/ (decrease) in provision for refund		(70,000)	(25,000)
Increase in employee entitlement	37,769	133,845	160,700
Net cash used in operating activities (Note 19)	$ (8,307,183)	$ (9,330,767)	$ (5,503,361)